Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Inventories	₩ 534,636	₩ 791,677
Merchandise [member]
Disclosure of inventories [line items]
Inventories	517,632	661,253
Others [member]
Disclosure of inventories [line items]
Inventories	17,004	130,424
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	667,860	936,115
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	650,856	805,691
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	17,004	130,424
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(133,224)	(144,438)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (133,224)	₩ (144,438)